ADVANCE TO CONSUMERS ON BEHALF OF FINANCING PARTNERS (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ADVANCE TO CONSUMERS ON BEHALF OF FINANCING PARTNERS
Advance to consumers on behalf of financing partners	¥ 0	¥ 2,135	¥ 521,908